                     SEMIANNUAL REPORT AUGUST 31, 1995




                                  THE STRONG
                                   HERITAGE
                                  MONEY FUND










                             [STRONG FUNDS LOGO]


                                 STRONG FUNDS

                          EIGHT BASIC PRINCIPLES FOR
                       SUCCESSFUL MUTUAL FUND INVESTING



The common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

1. Have a plan. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. Start investing as soon as possible. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. Diversify your portfolio. By investing in different asset classes-stocks, bonds, and cash-you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. Invest regularly. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. Maintain a long-term perspective. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret-and of principal loss.

6. Consider stocks to help achieve major long-term goals. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. Keep a comfortable amount of cash in your portfolio. To meet current needs, including emergencies, use a money market fund or a bank account-not your long-term investment assets.

8. Know what you're buying. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

                              TABLE OF CONTENTS




                              INVESTMENT REVIEW
        ---------------------------------------------------------------
        Letter from the Portfolio Manager............................  3



                              FINANCIAL INFORMATION
        ---------------------------------------------------------------
        Schedule of Investments in Securities........................  6

        Statement of Operations...................................... 12

        Statement of Assets and Liabilities.......................... 12

        Statement of Changes in Net Assets........................... 13

        Notes to Financial Statements................................ 14


        Financial Highlights......................................... 16

                      LETTER FROM THE PORTFOLIO MANAGER



The Strong Heritage Money Fund seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk. - In addition, the Strong Heritage

                                   HERITAGE

Money Fund is designed to offer investors a permanent value. By keeping costs low, it seeks to provide a higher yield over time than typical money funds.
It does so in two ways. First, investors must maintain higher account balances, enabling the Fund to reduce costs through economies of scale. Second, with certain exceptions, investors are charged a transaction fee that is paid back to the Fund, helping to further defray costs.

                               YIELD SUMMARY (1)
                                AS OF 8/31/95
                        THE STRONG HERITAGE MONEY FUND
                     5.97%                          6.15%
                7-DAY CURRENT YIELD     7-DAY EFFECTIVE YIELD
                          AVERAGE MATURITY:  67 DAYS

                             PERFORMANCE OVERVIEW

The Strong Heritage Money Fund ranked #1 for yield among the 220 general purpose money funds tracked by IBC'S MONEY FUND REPORT(R), a service of IBC/Donoghue, Inc., for the 7 days ended 8/29/95.(1)

                               SHORT RATES FALL

From the Fund's inception on June 29, 1995 through the end of August, we maintained a moderately long average maturity--generally in the range of 60-80 days. This was due to our expectation for falling short-term interest rates following the Federal Reserve's 0.25% cut in the federal funds rate on July 6. Short rates did in fact decline throughout July and August, and our modestly long maturity helped us support the Fund's income level despite the reduced yields available in the market.

                                   OUTLOOK


Our current view is that economic growth for the balance of 1995 will be relatively mild. Although we expect the economy will improve in the second half of the year, we don't think it will accelerate enough to jeopardize our forecast for continued low inflation. As a result of this outlook, we intend to maintain the portfolio's moderately long maturity and monitor the economy closely.

We thank you for your confidence and remain committed to meeting your investment needs in the future.

Sincerely,

/s/Jay N. Mueller
Jay N. Mueller
Portfolio Manager

[Photo of Jay N. Mueller]

(1) Yields are annualized for the 7-day period ended August 31, 1995. Effective yield reflects the compounding of income. Investments in the Fund are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain its stable net asset value of $1.00 per share. Yields and rankings are historical and do not represent future results, which will fluctuate. The Fund's advisor is waiving all management fees and absorbing all Fund expenses through December 31, 1995. Otherwise, the Fund's current yield would have been 5.38%, and its effective yield would have been 5.56%.

SCHEDULE OF INVESTMENTS IN SECURITIES


                                                                                            August 31, 1995 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             AMORTIZED
                                                                    PRINCIPAL     YIELD TO     MATURITY        COST*
                                                                     AMOUNT       MATURITY      DATE**          (In
SECURITY                                                          (In Thousands)                             Thousands)
------------------------------------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT 1.0%
C.I.B.C. Yankee Dollar Certificate of Deposit                         $2,000         6.10%      08/02/96        $2,000

CORPORATE COMMERCIAL PAPER 80.3%
American Home Products Corporation                                     1,500         5.93       09/12/95         1,497
American Honda Finance Corporation                                     1,360         5.80       10/10/95         1,351
American Honda Finance Corporation                                     5,000         5.75       10/30/95         4,953
Anaheim, California Electric System                                    2,000         5.90       02/01/96         2,000
Anthem Financial, Inc.                                                 8,000         5.78       11/28/95         7,887
Aristar, Inc.                                                            800         5.75       11/07/95           791
Barnett Banks, Inc.                                                    1,500         5.82       09/08/95         1,498
Brazos River Authority, Texas Pollution Control Revenue                3,000         5.82       10/10/95         3,000
City of Brownsville, Texas Utility System, Series A                    4,000         5.78       12/13/95         3,934
Calcot, Ltd.                                                           2,000         5.85       09/07/95         1,998
Calcot, Ltd.                                                             440         5.85       09/08/95           439
Calcot, Ltd.                                                           3,500         5.85       09/11/95         3,494
Coca-Cola Enterprises, Inc.                                            5,750         5.73       11/29/95         5,669
Countrywide Funding Corporation                                        2,000         5.79       09/18/95         1,995
Dayton Hudson Corporation                                              8,000         5.80       10/03/95         7,959
Duracell, Inc.                                                         1,650         5.89       10/06/95         1,641
Equitable of Iowa Companies                                              560         5.90       09/25/95           558
Equitable of Iowa Companies                                            5,000         5.85       09/27/95         4,979
Finova Corporation                                                     1,200         5.92       09/05/95         1,199
Finova Corporation                                                       750         5.84       09/26/95           747
Finova Corporation                                                     3,100         5.65       10/05/95         3,083
Finova Corporation                                                       900         5.81       10/12/95           894
Finova Corporation                                                     2,250         5.80       11/20/95         2,221
Fleet Financial Group, Inc.                                            2,800         5.80       10/25/95         2,776
Franklin Resources, Inc.                                                 650         5.75       11/09/95           643
Frontier Corporation                                                   3,100         5.85       09/07/95         3,097
GTE Finance Corporation                                                  600         5.83       09/07/95           599
GTE Finance Corporation                                                7,500         5.81       09/13/95         7,485
Great Western Financial Corporation                                    1,240         5.78       09/19/95         1,236
Great Western Financial Corporation                                    4,000         5.77       09/25/95         3,985
Great Western Financial Corporation                                    2,400         5.75       11/06/95         2,375
Great Western Financial Corporation                                      700         5.73       11/13/95           692

                       See notes to financial statements.


                                     6-7

SCHEDULE OF INVESTMENTS IN SECURITIES

                                                                                            August 31, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                             AMORTIZED
                                                                    PRINCIPAL     YIELD TO     MATURITY        COST*
                                                                     AMOUNT       MATURITY      DATE**          (In
SECURITY                                                          (In Thousands)                             Thousands)
------------------------------------------------------------------------------------------------------------------------
ITT Corporation:
  (Acquired 8/17/95; Cost $995,910)   (r)                             $1,000         5.89%      09/11/95       $   998
  (Acquired 8/21/95; Cost $895,459)   (r)                                900         5.86       09/21/95           897
  (Acquired 8/31/95; Cost $4,544,300) (r)                              4,565         5.83       09/28/95         4,545
  (Acquired 8/30/95; Cost $1,492,712) (r)                              1,500         5.83       09/29/95         1,493
LOCAP, Inc.                                                            7,000         5.83       10/04/95         6,963
Mercury Finance Corporation                                            1,200         5.88       09/29/95         1,194
Mercury Finance Corporation                                            1,800         5.88       10/03/95         1,791
Mercury Finance Corporation                                            1,100         5.88       10/11/95         1,093
Mercury Finance Corporation                                              825         5.88       10/13/95           819
Mercury Finance Corporation                                            1,775         5.87       10/19/95         1,761
Mercury Finance Corporation                                            1,000         5.88       10/20/95           992
Mercury Finance Corporation                                            1,000         5.85       10/26/95           991
Mercury Finance Corporation                                            1,300         5.88       11/01/95         1,287
City of New York General Obligation                                    7,000         5.90       10/25/95         7,000
Nynex Corporation                                                      1,500         5.95       09/08/95         1,498
Nynex Corporation                                                      1,800         5.83       11/09/95         1,780
Pitney Bowes Credit Corporation                                           36         5.50     Upon Demand           36
Quaker Oats Company                                                    2,200         5.95       09/15/95         2,195
Quaker Oats Company                                                    2,400         5.80       09/18/95         2,393
Salomon, Inc.                                                          1,200         6.05       09/06/95         1,199
Salomon, Inc.                                                            715         5.97       09/21/95           713
Salomon, Inc.                                                          5,025         5.69       09/22/95         5,008
Salomon, Inc.                                                          1,400         5.97       09/28/95         1,394
Sara Lee Corporation                                                      10         5.48     Upon Demand           10
Strategic Asset Funding Corporation                                    2,194         5.68       10/20/95         2,177
Strategic Asset Funding Corporation                                    4,200         5.77       10/31/95         4,160
Strategic Asset Funding Corporation                                      800         5.79       11/10/95           791
Sunshine State Government Finance                                      3,000         5.72       10/13/95         2,980
Torchmark Corporation                                                    400         5.80       10/27/95           396
Torchmark Corporation                                                  2,000         5.76       11/02/95         1,980
Washington Square Mortgage Company                                       500         5.80       09/14/95           499
Washington Square Mortgage Company                                     2,500         5.55       09/18/95         2,493
Washington Square Mortgage Company                                     1,200         5.81       09/20/95         1,196
Washington Square Mortgage Company                                     3,000         5.71       10/18/95         2,977
Washington Square Mortgage Company                                     1,000         5.80       10/19/95           992

                       See notes to financial statements.

                                     8-9

SCHEDULE OF INVESTMENTS IN SECURITIES

                                                                                            August 31, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                             AMORTIZED
                                                                    PRINCIPAL     YIELD TO     MATURITY        COST*
                                                                     AMOUNT       MATURITY      DATE**          (In
SECURITY                                                          (In Thousands)                             Thousands)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Wisconsin Electric Power Company                                       $    44      5.54%     Upon Demand      $    44
Working Capital Management Company, Limited Partnership                  4,400      5.82         11/02/95        4,356
Yale University                                                          1,060      5.78         10/17/95        1,052
TOTAL CORPORATE COMMERCIAL PAPER                                                                               160,818

CORPORATE OBLIGATIONS 10.1%
Beta Finance, Inc. Medium Term Notes, 6.00%                              2,000      6.12         07/29/96        1,998
Chrysler Financial Corporation Medium Term Notes, 10.34%                 4,090      6.18         05/15/96        4,206
First Interstate Bancorp Senior Notes, 10.50%                            2,050      5.99         03/01/96        2,095
General Motors Acceptance Corporation Medium Term Notes:
  Tranche #533, 8.70%                                                    1,725      6.13         05/01/96        1,753
  Tranche #728, 8.375%                                                   2,000      6.06         09/04/96        2,045
Huntington National Bank Medium Term Notes, Tranche #30, 6.05%           3,000      6.14         08/01/96        2,998
Lehman Brothers, Inc. Notes, 9.75%                                       3,395      6.18         04/10/96        3,464
Waste Management, Inc. Liquid Yield Option Notes, Zero %                 4,550      6.21         06/30/96        1,699
TOTAL CORPORATE OBLIGATIONS                                                                                     20,258

TAXABLE MUNICIPAL SECURITIES 8.6%
Galliano Marine Service, Inc. Variable Rate Secured
  Promissory Notes                                                       6,300      6.05         09/06/95        6,300
Kinder-Care Learning Centers, Inc. Industrial Refunding
  Variable Rate Weekly Put Bond - Kinder-Care Learning Centers,
    Inc. Projects                                                        3,500      6.10         09/06/95        3,500
Maine Regional Waste System, Inc. - Solid Waste
    Resource Recovery Revenue  Variable Rate Bonds                       2,200      6.05         09/06/95        2,200
New Jersey Sports & Exposition Authority Sports Complex
    Subordinated Refunding Revenue Bond                                  2,000      6.03         09/01/95        2,000
Thayer Properties, L.L.C. Variable Rate Securities                       3,200      6.05         09/06/95        3,200
TOTAL TAXABLE MUNICIPAL SECURITIES                                                                              17,200
                                                                                                              --------
TOTAL INVESTMENTS IN SECURITIES 100.0%                                                                         200,276
Other Assets And Liabilities, Net 0.0%                                                                              83
                                                                                                              --------
NET ASSETS 100.0%                                                                                             $200,359
                                                                                                              ========

    The percentages shown represent the percentage of the investment classifications to net assets.

 * Cost for Federal income tax and financial reporting purposes is the same as amortized cost.

** Maturity date represents actual maturity, earliest put date, or for U.S. Government Agency Securities, the next adjustment date.

(r) Restricted security.

                       See notes to financial statements.

                                    10-11

                            STATEMENT OF OPERATIONS

    For the Period from June 29, 1995, inception, to August 31, 1995 (Unaudited)

                                                                                  (In Thousands)
INTEREST INCOME                                                                      $      866
EXPENSES:
        Investment Advisory Fees                                                             28
        Shareholder Servicing Costs                                                           1
                                                                                     ----------
        Total Expenses before Waivers and Absorptions                                        29
        Voluntary Expense Waivers and Absorptions by Advisor                                (29)
                                                                                     ----------
        Expenses, Net                                                                         0
                                                                                     ----------
NET INVESTMENT INCOME                                                                $      866
                                                                                     ==========

                      STATEMENT OF ASSETS AND LIABILITIES
                          August 31, 1995 (Unaudited)

                                                                          (In Thousands, Except
                                                                              Per Share Amounts)
ASSETS:
        Investments in Securities, at Amortized Cost                                $   200,276
        Interest Receivable                                                                 654
        Other                                                                                83
                                                                                    -----------
        Total Assets                                                                    201,013
LIABILITIES:
        Dividends Payable                                                                   571
        Accrued Operating Expenses and Other Liabilities                                     83
                                                                                    -----------
        Total Liabilities                                                                   654
                                                                                    -----------
NET ASSETS                                                                          $   200,359
Capital Shares                                                                      ===========
        Authorized                                                                    2,000,000
        Outstanding                                                                     200,359
NET ASSET VALUE PER SHARE                                                           $      1.00
NET ASSETS CONSIST OF:                                                              ===========
        Capital (Par Value and Paid-in Surplus)                                     $   200,359
                                                                                    ===========


                       See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
 For the Period from June 29, 1995, inception, to August 31, 1995 (Unaudited)

                                                                                 (In Thousands)
OPERATIONS:
        Net Investment Income                                                        $      866
CAPITAL SHARE TRANSACTIONS:
        Proceeds from Shares Sold                                                       212,292
        Proceeds from Reinvestment of Distributions                                         141
        Payment for Shares Redeemed                                                     (12,174)
                                                                                      ---------
        Net Increase in Net Assets from
            Capital Share Transactions                                                  200,259
DISTRIBUTIONS:
        From Net Investment Income                                                         (866)
                                                                                      ---------
TOTAL INCREASE IN NET ASSETS                                                            200,259
NET ASSETS:
        Beginning of Period                                                                 100
                                                                                      ---------
        End of Period                                                                  $200,359
                                                                                      =========
TRANSACTIONS IN SHARES OF THE FUND:
        Sold                                                                            212,292
        Issued in Reinvestment of Distributions                                             141
        Redeemed                                                                        (12,174)
                                                                                      ---------
        Net Increase                                                                    200,259
                                                                                      =========



                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                          August 31, 1995 (Unaudited)

1.      ORGANIZATION
        The Strong Heritage Money Fund is a diversified series of Strong Heritage Reserve Series, Inc., an open-end management investment company registered under the Investment Company Act of 1940.

2.      SIGNIFICANT ACCOUNTING POLICIES
        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

        (A) Security Valuation--Investments are valued using the amortized cost method or original cost, both of which approximate current value.

                The Fund owns certain investment securities which are restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Fund bears the costs, if any, associated with the disposition of restricted securities. Where such disposition depends on a security's registration under the Securities Act of 1933, the Fund will bear such registration costs unless the Fund has registration rights, in which case the issuer will bear such costs. Aggregate cost and fair value of these restricted securities at August 31, 1995 were $7,928,381 and $7,933,672, respectively, representing 4.0% of net assets of the Fund.

       (B) Federal Income and Excise Taxes and Distributions to Shareholders--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Accordingly, no Federal income or excise tax provision is required.

       (C) Deferred Organizational Costs--Costs incurred by the Fund in connection with its organization and initial registration and public offering of shares have been deferred and are being amortized to expense over a sixty-month period. These costs were advanced by the Advisor and will be reimbursed by the Fund over a period of not more than sixty months.

       (D) Other--Investment security transactions are recorded on the trade date. Dividend distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3.     RELATED PARTY TRANSACTIONS
       Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund.

       The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of .50% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

4.     INDUSTRY BREAKDOWN
       The following is the industry breakdown calculated as a percentage of net assets.

       Agricultural Operation                                    2.96%
       Automobile                                                7.14
       Bank-Regional                                             3.29
       Beverage-Soft Drink                                       2.83
       Brokerage and Investment Management                       6.20
       Commercial Services                                       1.75
       Consumer-Miscellaneous                                    0.82
       Diversified Operation                                     3.96
       Electric Power                                            0.02
       Finance-Miscellaneous                                    15.13
       Food                                                      2.29
       General Obligation                                        5.46
       Healthcare-Drug/Diversified                               0.75
       Industrial Development Revenue                            5.58
       Insurance-Life                                            3.95
       Leisure Product                                           3.14
       Leisure Service                                           1.00
       Mortgage and Related Service                              6.45
       Office Automation                                         0.02
       Oil-North American Integrated                             3.48
       Personal and Commercial Lending                           4.96
       Retail-Major Chain                                        3.97
       Saving and Loan                                           4.14
       Telecommunication Service                                 1.64
       Telephone                                                 5.58
       University Revenue                                        0.53
       Water and Sewer Revenue                                   1.95
       Yankee Corporate                                          1.00
       Other Assets and Liabilities, Net                         0.01
                                                               ------
                                                               100.00%
                                                               ======

The following presents information relating to a share of capital stock of the Fund, outstanding for the entire period.

                                                              1995**
                                                        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   1.00

Net Investment Income                                         0.01

Dividends from Net Investment Income                         (0.01)
                                                        ----------
Net Asset Value, End of Period                            $  1.00
                                                        ==========
Total Return                                                  +1.0%

Net Assets, End of Period (In Thousands)                  $200,359
Ratio of Expenses to Average Net Assets                        0.0%*
Ratio of Expenses to Average Net Assets
     Without Waivers and Absorptions                           0.6%*
Ratio of Net Investment Income to Average Net Assets           6.0%*

 *  Calculated on an annualized basis.
** For the period from June 29, 1995, inception, to August 31, 1995. Total return is not annualized.

                            SHAREHOLDER PRIVILEGES*



                              TELEPHONE PURCHASE
________________________________________________________________________________
Make additional investments into any Strong Fund by calling us toll-free at 1-800-368-3863.


                              TELEPHONE EXCHANGE
________________________________________________________________________________
If your financial goals change, you can exchange your investments between any of the Strong Funds.


                             TELEPHONE REDEMPTION
________________________________________________________________________________
You can call toll-free to redeem your mutual fund shares at any time. Your shares will be redeemed no later than the close of the next business day.


                         PAYROLL DIRECT DEPOSIT PLAN
________________________________________________________________________________
You can automatically transfer all or a portion of your net pay at each pay period. This eliminates the delay of depositing paychecks to your bank and then sending a check through the mail to Strong Funds.


                           AUTOMATIC EXCHANGE PLAN
________________________________________________________________________________
This plan allows you to exchange money from one Strong Fund to another. For example, you may want to set up automatic exchanges from a money market fund to an equity fund.

For more information about these privileges, call us at 1-800-368-3863.

To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Please call 1-800-368-3863 if you wish to receive additional copies, free of charge.

*Each Fund reserves the right to terminate or modify any of these privilges.

                   FOR LITERATURE AND INFORMATION REQUESTS,
                             CALL 1-800-368-1030.




           TO DISCUSS AN EXISTING ACCOUNT OR CONDUCT A TRANSACTION,
                             CALL 1-800-368-3863.

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This semiannual report does not constitute an offer for the sale of securities. Strong Funds are offered for sale via a prospectus only. 1567195



                             [STRONG FUNDS LOGO]

                        STRONG FUNDS DISTRIBUTORS, INC.
                                P.O. Box 2936
                         Milwaukee, Wisconsin  53201
                                1-800-368-3863